Other Reserves - Schedule of Other Reserves (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share option reserve
Total other reserves	£ 79,173	£ 75,872
Other Reserves
Disclosure Of Other Reserves [Line Items]
Own share reserve	(339)	(339)	£ (339)
Foreign currency translation reserve	3	44	(17)
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	33,701	30,027	24,782
Share-based payments	3,907	5,133	6,974
Exercise of share options	(277)	(362)	(1,222)
Forfeiture of share options	(50)	(243)	(310)
Lapse of share options	(238)	(854)	(197)
Balance at end of year	37,043	33,701	30,027
Total other reserves	£ 79,173	£ 75,872	£ 72,137